Accounts receivable (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of provision matrix [line items]
Accounts receivable	$ 4,072,701	$ 571,300
Gains (losses) arising from changes in estimates	805,789	0
Allowance account for credit loss	0	0
Harmonized Sales Taxes receivable	379,814	274,998
Other receivables	593,331	43,931
Other receivables	973,145	318,929
Current
Disclosure of provision matrix [line items]
Accounts receivable	3,181,294	540,824
1-30 days
Disclosure of provision matrix [line items]
Accounts receivable	310,818	0
31-60 days
Disclosure of provision matrix [line items]
Accounts receivable	120,604	21,455
61-90 days
Disclosure of provision matrix [line items]
Accounts receivable	18,477	0
91 days and over
Disclosure of provision matrix [line items]
Accounts receivable	$ 441,508	$ 9,021